Pioneer Select Mid Cap Growth Fund

Schedule of Investments | February 29, 2020

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Shares		Value
	UNAFFILIATED ISSUERS – 99.9%
	COMMON STOCKS - 99.3% of Net Assets
	Aerospace & Defense - 2.6%
167,416	L3Harris Technologies, Inc.	$33,103,166
61,769(a)	Teledyne Technologies, Inc.	20,835,919
	Total Aerospace & Defense	$53,939,085
	Air Freight & Logistics - 0.6%
155,922(a)	XPO Logistics, Inc.	$11,533,550
	Total Air Freight & Logistics	$11,533,550
	Auto Components - 0.5%
117,541	Aptiv Plc	$9,181,128
	Total Auto Components	$9,181,128
	Banks - 0.4%
35,193(a)	SVB Financial Group	$7,325,775
	Total Banks	$7,325,775
	Biotechnology - 4.3%
151,124(a)	Alnylam Pharmaceuticals, Inc.	$17,781,250
299,850(a)	Esperion Therapeutics, Inc.	15,139,426
251,674(a)	Exact Sciences Corp.	20,373,010
384,507(a)	FibroGen, Inc.	16,072,393
119,440(a)	Mirati Therapeutics, Inc.	10,688,685
177,781(a)	Sage Therapeutics, Inc.	8,355,707
	Total Biotechnology	$88,410,471
	Building Products - 2.0%
244,178	Fortune Brands Home & Security, Inc.	$15,077,991
205,071	Owens Corning	11,584,461
158,121(a)	Trex Co., Inc.	15,124,274
	Total Building Products	$41,786,726
	Capital Markets - 4.5%
79,560	Cboe Global Markets, Inc.	$9,069,840
131,134	MSCI, Inc.	38,742,229
48,276	S&P Global, Inc.	12,837,071
347,426	Tradeweb Markets, Inc.	16,752,882
394,002(a)	XP, Inc.	13,652,169
	Total Capital Markets	$91,054,191
	Chemicals - 0.7%
189,115	Albemarle Corp.	$15,479,063
	Total Chemicals	$15,479,063
	Commercial Services & Supplies - 0.7%
148,925	Waste Connections, Inc.	$14,369,773
	Total Commercial Services & Supplies	$14,369,773
	Communications Equipment - 1.1%
24,987(a)	Arista Networks, Inc.	$4,825,489
103,548	Motorola Solutions, Inc.	17,155,833
	Total Communications Equipment	$21,981,322
	Construction Materials - 0.6%
103,558	Vulcan Materials Co.	$12,453,885
	Total Construction Materials	$12,453,885
	Consumer Finance - 0.5%
33,683(a)	LendingTree, Inc.	$9,290,445
	Total Consumer Finance	$9,290,445
	Containers & Packaging - 1.7%
101,306	Avery Dennison Corp.	$11,598,524
305,047(a)	Crown Holdings, Inc.	21,505,813
	Total Containers & Packaging	$33,104,337
	Distributors - 0.2%
23,574	Pool Corp.	$4,973,171
	Total Distributors	$4,973,171
	Diversified Consumer Services - 0.4%
21,962(a)	Bright Horizons Family Solutions, Inc.	$3,451,328
125,937(a)	ServiceMaster Global Holdings, Inc.	4,504,767
	Total Diversified Consumer Services	$7,956,095
	Electrical Equipment - 2.4%
248,613(a)	Generac Holdings, Inc.	$25,604,653
115,942	Rockwell Automation, Inc.	21,275,357
	Total Electrical Equipment	$46,880,010
	Electronic Equipment, Instruments & Components - 0.7%
132,833	CDW Corp.	$15,172,185
	Total Electronic Equipment, Instruments & Components	$15,172,185
	Energy Equipment & Services - 0.3%
255,643	Cactus, Inc.	$6,981,610
	Total Energy Equipment & Services	$6,981,610
	Entertainment - 1.3%
326,096(a)	Live Nation Entertainment, Inc.	$19,816,854
57,971(a)	Roku, Inc.	6,589,563
	Total Entertainment	$26,406,417
	Equity Real Estate Investment Trusts (REITs) - 2.8%
156,946	Americold Realty Trust	$4,813,534
Shares		Value
	Equity Real Estate Investment Trusts (REITs) - (continued)
299,157	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$10,156,380
118,341	Prologis, Inc.	9,973,779
119,017	SBA Communications Corp.	31,550,217
	Total Equity Real Estate Investment Trusts (REITs)	$56,493,910
	Food & Staples Retailing - 0.5%
243,378(a)	Performance Food Group Co.	$10,319,227
	Total Food & Staples Retailing	$10,319,227
	Food Products - 0.9%
1,003,497(a)	Nomad Foods, Ltd.	$18,524,555
	Total Food Products	$18,524,555
	Health Care Equipment & Supplies - 3.6%
141,129(a)	DexCom, Inc.	$38,951,604
75,362(a)	Penumbra, Inc.	12,499,541
60,670	Teleflex, Inc.	20,325,663
	Total Health Care Equipment & Supplies	$71,776,808
	Health Care Providers & Services - 3.0%
111,844(a)	Amedisys, Inc.	$19,461,975
452,587(a)	Centene Corp.	23,996,163
78,161	McKesson Corp.	10,931,597
54,473	Universal Health Services, Inc., Class B	6,740,489
	Total Health Care Providers & Services	$61,130,224
	Health Care Technology - 2.6%
203,498(a)	Teladoc Health, Inc.	$25,429,110
202,399(a)	Veeva Systems, Inc.	28,734,586
	Total Health Care Technology	$54,163,696
	Hotels, Restaurants & Leisure - 3.0%
299,750	Aramark	$10,413,315
263,370	Brinker International, Inc.	9,046,760
16,092(a)	Chipotle Mexican Grill, Inc.	12,448,449
74,897	Hilton Worldwide Holdings, Inc.	7,279,988
84,937(a)	Planet Fitness, Inc.	5,732,398
892,253	Wendy’s Co.	16,845,737
	Total Hotels, Restaurants & Leisure	$61,766,647
	Household Durables - 1.2%
139,030	Dr Horton, Inc.	$7,406,128
149,425	KB Home	4,869,761
118,641(a)	TopBuild Corp.	11,982,741
	Total Household Durables	$24,258,630
	Industrial Conglomerates - 0.6%
33,683	Roper Technologies, Inc.	$11,846,311
	Total Industrial Conglomerates	$11,846,311
	Information Technology - 0.7%
46,677	Lam Research Corp.	$13,696,432
	Total Information Technology	$13,696,432
	Interactive Media & Services - 2.8%
189,405(a)	IAC/InterActiveCorp	$38,627,256
572,813(a)	Twitter, Inc.	19,017,392
	Total Interactive Media & Services	$57,644,648
	Internet & Direct Marketing Retail - 0.3%
63,192	Expedia Group, Inc.	$6,231,995
	Total Internet & Direct Marketing Retail	$6,231,995
	IT Services - 13.1%
106,247(a)	EPAM Systems, Inc.	$23,714,330
75,378(a)	Euronet Worldwide, Inc.	9,349,887
374,012	Fidelity National Information Services, Inc.	52,256,956
265,667(a)	Fiserv, Inc.	29,053,343
52,973(a)	FleetCor Technologies, Inc.	14,079,694
44,178(a)	Gartner, Inc.	5,716,192
324,337	Genpact, Ltd.	12,474,001
261,469	Global Payments, Inc.	48,102,452
164,617(a)	InterXion Holding NV	13,974,337
204,597	Perspecta, Inc.	5,108,787
263,909(a)	Square, Inc.	21,991,537
148,891(a)	WEX, Inc.	27,878,351
	Total IT Services	$263,699,867
	Life Sciences Tools & Services - 0.9%
77,398(a)	10X Genomics, Inc.	$6,168,621
139,930	Agilent Technologies, Inc.	10,784,405
	Total Life Sciences Tools & Services	$16,953,026
	Machinery - 3.0%
162,219	Albany International Corp.	$10,393,371
1,197,535(a)	ATS Automation Tooling Systems, Inc.	16,028,518
152,836	Nordson Corp.	22,207,071
88,741	Stanley Black & Decker, Inc.	12,752,082
	Total Machinery	$61,381,042
Shares		Value
	Media - 0.7%
133,433	Nexstar Media Group, Inc.	$15,342,126
	Total Media	$15,342,126
	Multiline Retail - 1.9%
220,015	Dollar General Corp.	$33,068,254
71,763(a)	Dollar Tree, Inc.	5,958,482
	Total Multiline Retail	$39,026,736
	Oil, Gas & Consumable Fuels - 0.3%
257,371	PBF Energy, Inc.	$5,762,537
	Total Oil, Gas & Consumable Fuels	$5,762,537
	Pharmaceuticals - 1.3%
130,535(a)	Reata Pharmaceuticals, Inc.	$25,421,691
	Total Pharmaceuticals	$25,421,691
	Professional Services - 5.9%
1,859,967(a)	Clarivate Analytics Plc	$37,831,729
34,567(a)	CoStar Group, Inc.	23,076,583
471,564	Thomson Reuters Corp.	35,122,087
151,624	Verisk Analytics, Inc.	23,518,399
	Total Professional Services	$119,548,798
	Semiconductors & Semiconductor Equipment - 6.4%
707,955(a)	Advanced Micro Devices, Inc.	$32,197,793
865,619(a)	Micron Technology, Inc.	45,496,935
197,201	MKS Instruments, Inc.	19,757,568
107,446	NXP Semiconductors NV	12,215,536
665,566(a)	ON Semiconductor Corp.	12,419,462
64,304(a)	SolarEdge Technologies, Inc.	8,019,995
	Total Semiconductors & Semiconductor Equipment	$130,107,289
	Software - 13.4%
146,427(a)	Anaplan, Inc.	$6,580,429
102,449(a)	Atlassian Corp. Plc	14,851,007
106,885(a)	Avalara, Inc.	9,058,504
61,769(a)	HubSpot, Inc.	11,084,447
105,747	Intuit, Inc.	28,112,840
34,183(a)	Palo Alto Networks, Inc.	6,310,865
43,378(a)	Paycom Software, Inc.	12,260,792
141,829(a)	Rapid7, Inc.	6,566,683
295,952(a)	RealPage, Inc.	18,970,523
103,648(a)	ServiceNow, Inc.	33,798,577
161,719(a)	Splunk, Inc.	23,826,060
568,615	SS&C Technologies Holdings, Inc.	31,558,133
198,101(a)	Synopsys, Inc.	27,324,071
67,760(a)	Trade Desk, Inc.	19,464,060
269,165(a)	Zendesk, Inc.	21,347,476
	Total Software	$271,114,467
	Specialty Retail - 4.1%
117,841(a)	Burlington Stores, Inc.	$25,484,295
64,468(a)	CarMax, Inc.	5,628,701
51,230(a)	O’Reilly Automotive, Inc.	18,889,526
199,900	Ross Stores, Inc.	21,745,122
70,665	Tractor Supply Co.	6,254,559
17,791(a)	Ulta Beauty, Inc.	4,573,888
	Total Specialty Retail	$82,576,091
	Textiles, Apparel & Luxury Goods - 0.8%
78,061(a)	Lululemon Athletica, Inc.	$16,971,242
	Total Textiles, Apparel & Luxury Goods	$16,971,242
	TOTAL COMMON STOCKS
	(Cost $1,550,671,495)	$2,014,037,234
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.2% of Net Assets
5,000,000(b)	U.S. Treasury Bills, 3/24/20	$4,995,603
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $4,995,025)	$4,995,603
	TEMPORARY CASH INVESTMENTS - 0.4% of Net Assets
	REPURCHASE AGREEMENTS - 0.4%
5,000,000	$5,000,000 Merill lynch, Pierce, Fenner & Smith, 1.61% dated 2/28/20 plus accrued interest on 3/2/20 collaterized by $5,100,000 Federal Home Loan Bank , 5/27/20	$5,000,000
2,500,000	$2,500,000 USA LLC, 1.61% dated 2/28/20 plus accrued interest on 3/2/20 collaterized by $2,550,000 Federal National Mortgage Association, 5/27/20, 3.5%, 8/1/49	2,500,000
		$7,500,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $7,500,000)	$7,500,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 99.9%
	(Cost $1,563,166,520)	$2,026,532,837
	OTHER ASSETS AND LIABILITIES - 0.1%	$2,112,110
	NET ASSETS - 100.0%	$2,028,644,947

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 29, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,014,037,234	$–	$–	$2,014,037,234
U.S. Government and Agency Obligation	–	4,995,603	–	4,995,603
Repurchase Agreements	–	7,500,000	–	7,500,000
Total Investments in Securities	$2,014,037,234	$12,495,603	$–	$2,026,532,837

For the three months ended February 29, 2020, there were no transfers between Levels 1, 2 and 3.